Details of Fees and Commissions Income (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 125,534	¥ 115,239	¥ 57,453
Remittance business	105,314	105,366	111,317
Deposits, debentures and lending business	95,209	94,547	110,171
Trust fees	47,201	49,101	55,891
Fees for other customer services	208,842	222,155	225,707
Total	¥ 582,100	¥ 586,408	¥ 560,539